UNITED STATES


        SECURITIES AND EXCHANGE COMMISSION
        Washington, D.C.  20549

        FORM 13F

        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2003

Check here if Amendment [ ]; Amendment Number:  ____
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Lazard Freres & Co, LLC
Address:        30 Rockefeller Plaza
                New York, NY 10020


13F File Number:  28-61

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Donald E. Klein
Title:  Senior Vice President
Phone:  212-632-6513

Signature, Place, and Date of Signing:

    ___________________________        New York                   __________
    [Signature]                        [City, State]              [Date]

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: 160009 (thousands)


List of Other Included Managers:  NONE

ITEM 1:          ITEM 2:          ITEM 3:    ITEM 4:   ITEM 5:    ITEM 6:                       ITEM 7 ITEM 8:
---------------  ---------------  ---------  --------  ---------  ----------------------------  -----  ----------------------------
                                                                  INVESTMENT DISCRETION                VOTING AUTHORITY
                                             FAIR      SHARES OR  ----------------------------         ----------------------------
                 TITLE OF         CUSIP      MARKET    PRINCIPAL  (a)       (b)      (c)Shared  OTHER  (a)       (b)      (c)Shared
NAME OF ISSUER   CLASS            NUMBER     VALUE     AMOUNT     Sole      Shared    Other     MGRS.  Sole      Shared    Other
---------------  ---------------  ---------  --------  ---------  --------  --------  --------  -----  --------  --------  --------
ARV ASSISTED LI  Common Stock     00204C107     29165   7595069    7595069         0         0          7595069         0         0
BRANDYWINE REAL  Common Stock     105368203        12       560        560         0         0              560         0         0
NORTEL NETWORKS  Common Stock     656568102       167     80367      80367         0         0            80367         0         0
PAN PACIFIC RET  Common Stock     69806L104    129270   3415333    3415333         0         0          3415333         0         0
SCIENTIFIC LEAR  Common Stock     808760102      1394    555555     555555         0         0           555555         0         0
___________________________________________________________________________________________________________________________________